Retirement, Postretirement And Other Benefit Plans (Summary Of Restricted Stock And RSU Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Settled Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of period, Number of Shares	1,883,292	979,393
Vested/unsettled Stock Salary at beginning of period, Number of Shares	114,119	72,238
PSUs - granted to employees, Number of Shares	111,046	106,511
RSUs - granted to employees, Number of Shares	1,015,861	1,130,494
RSUs - granted to directors, Number of Shares	23,551	30,409
Forfeited/cancelled, Number of Shares	(40,697)	(56,735)
Vested/settled award, Number of Shares	(872,643)	(264,899)
Vested/unsettled Stock Salary Awards, Number of Shares	(15,066)	(114,119)
Unvested at end of period, Number of Shares	2,219,463	1,883,292
Unvested at beginning of period, Weighted Average Grant Date Value	$ 40.15	$ 42.40
Vested/unsettled Stock Salary at beginning of period, Weighted Average Grant Date Value	$ 38.20	$ 39.27
PSUs - granted to employees, Weighted Average Grant Date Value	$ 42.55	$ 41.31
RSUs - granted to employees, Weighted Average Grant Date Value	$ 42.76	$ 38.90
RSUs - granted to directors, Weighted Average Grant Date Value	$ 44.27	$ 35.84
Forfeited/cancelled, Weighted Average Grant Date Value	$ 41.62	$ 40.28
Vested/settled award, Weighted Average Grant Date Value	$ 39.81	$ 43.68
Vested/unsettled Stock Salary Awards, Weighted Average Grant Date Value	$ 41.46	$ 38.20
Unvested at end of period, Weighted Average Grant Date Value	$ 41.51	$ 40.15
Cash Settled Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of period, Number of Shares	9,677	13,964
Vested/unsettled Stock Salary at beginning of period, Number of Shares	3,247
RSUs - granted to employees, Number of Shares		8,117
RSUs - granted to directors, Number of Shares	2,549	1,815
Vested/settled award, Number of Shares	(7,800)	(10,972)
Vested/unsettled Stock Salary Awards, Number of Shares	(2,165)	(3,247)
Unvested at end of period, Number of Shares	5,508	9,677
Unvested at beginning of period, Weighted Average Grant Date Value	$ 39.56	$ 40.12
Vested/unsettled Stock Salary at beginning of period, Weighted Average Grant Date Value	$ 39.05
RSUs - granted to employees, Weighted Average Grant Date Value		$ 39.05
RSUs - granted to directors, Weighted Average Grant Date Value	$ 44.14	$ 35.80
Vested/settled award, Weighted Average Grant Date Value	$ 39.31	$ 39.42
Vested/unsettled Stock Salary Awards, Weighted Average Grant Date Value	$ 39.05	$ 39.05
Unvested at end of period, Weighted Average Grant Date Value	$ 41.93	$ 39.56